INCOME TAXES	1 Months Ended
Oct. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 4 – INCOME TAXES

For the years ended June 30, 2015 and 2014, the Company has incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $3,600,000 at June 30, 2015, and will begin to expire in the year 2026.

The provision for Federal income tax consists of the following for the years ended June 30, 2015 and 2014: Income tax benefit attributable to:

Income tax benefit attributable:

October 31,
2016

Net operating loss, carryforward	$5,830.00
Valuation allowance	(5,830.00)
Provision for federal income tax	-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows as of October 31, 2016:

October 31,
2,016
Deferred tax asset attributable to:
Net operating loss carryforward	1,982.00
Less: valuation allowance	(1,982.00)
Net deferred tax asset	-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of approximately $5,830 for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur use of net operating loss carry forwards may be limited in future years.